Other Financial Expenses, Net - Other Financial Expenses, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Yard cost cover expense	$ (12.8)	$ (5.3)	$ 0.0
Amortization of deferred finance charges	(6.5)	(5.6)	(3.6)
Bank commitment, guarantee and other fees	(4.2)	(2.6)	(3.4)
Foreign exchange (loss) / gain	(2.8)	1.5	0.7
Other financial income / (expenses)	4.5	3.7	(2.2)
Loss on forward contracts	0.0	(26.6)	(29.2)
Realized gain on financial instruments	0.0	1.5	0.0
Change in fair value of call spreads	0.0	(2.3)	(0.5)
Realized loss on marketable debt securities	0.0	0.0	(15.4)
Expensed loan fees related to settled debt	0.0	0.0	(5.6)
Total	$ (21.8)	$ (35.7)	$ (59.2)